Employee Benefit Plans - Schedule of Balance Sheet Obligations (Details) $ in Thousands, $ in Thousands	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities	$ 42,793		$ 41,540
Included in other long-term assets	99,762		99,554
Pension Plans US [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities		$ 2,510		$ 2,993
Included in other long-term assets
Pension Plans Total [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities	45,303		44,533
Included in other long-term assets	99,762		99,554
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities	23,136		22,394
Included in other long-term assets
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities		3,498		3,547
Included in other long-term assets
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheet Obligations [Line Items]
Included in other long-term liabilities	26,634		25,941
Included in other long-term assets